Redeemable Non-Controlling Interest	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Redeemable Non-Controlling Interest

13. Redeemable Non-Controlling Interest

In connection with a 2013 equity investment in JDI Backup Ltd., where the Company acquired a controlling interest, the agreement provided for a put option for the then non-controlling interest (“NCI”) shareholders to put the remaining equity interest to the Company within pre-specified put periods. As the NCI was subject to a put option that was outside the control of the Company, it was deemed a redeemable non-controlling interest and not recorded in permanent equity, and was presented as mezzanine redeemable non-controlling interest on the consolidated balance sheet, and was subject to the guidance of the Securities and Exchange Commission (“SEC”) under ASC 480-10-S99, Accounting for Redeemable Equity Securities.

The difference between the $20.8 million initial fair value of the redeemable non-controlling interest and the value that was expected to be paid upon exercise of the put option was being accreted over the period commencing December 11, 2013 and up to the end of the first put option period, which commenced on the 18-month anniversary of the acquisition date. Adjustments to the carrying amount of the redeemable non-controlling interest were charged to additional paid-in capital.

Non-controlling interest arising from the application of the consolidation rules was classified within total stockholders’ equity with any adjustments charged to net loss attributable to non-controlling interest in a consolidated subsidiary in the consolidated statement of operations and comprehensive loss.

During the year ended December 31, 2014, the Company paid $4.2 million to increase its investment in JDI Backup Ltd. and entered into an amendment to the put option with the NCI shareholders. During the year ended December 31, 2014, due to the Company’s assessment of the financial performance and forecasted profitability of JDI Backup Ltd., the Company changed its estimate of the expected exercise amount of the put option. The change in estimate resulted in the fair value of the put option increasing to $30.5 million as of December 31, 2014.

On January 13, 2015, the Company entered into an agreement to acquire the remaining interests owned by the NCI shareholders for $30.5 million, which was originally payable in three equal installments on January 13, 2015, June 15, 2015 and September 15, 2015. During the year ended December 31, 2015, the Company entered into amendments to change the dates of the second installment from June 15, 2015 to April 10, 2015 and the date of the third installment from September 15, 2015 to July 2, 2015. The Company will continue to consolidate JDI Backup Ltd. for financial reporting purposes, however, because the Company now owns 100% of JDI Backup Ltd., commencing on January 13, 2015, the Company no longer records a non-controlling interest in the consolidated statement of operations and comprehensive loss.